/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending  January 31, 2001

MFS Intermediate Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
1/10/01
Shares of
Beneficial Interest
91400
6.8125
7.35
Merrill Lynch

1/17/01
Shares of Beneficial Interest
100000
6.8125
7.29
Merrill Lynch























































































Total Shares Repurchased:
Remarks:	None.  191,400

MFS Intermediate Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer